Prospectus Supplement
dated July 24, 2000 to:

PUTNAM VARIABLE TRUST                                       63549 7/2000
Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Growth and Income Fund, Putnam VT International Growth and Income Fund, and Putnam VT Voyager Fund are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio since the years shown below Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


Fund                     Year     Business experience (at least 5 years)
-------                  ------   ------------------------------------------------

Putnam VT Growth and Income Fund
David L. King            1993     1983-Present             Putnam Management
Managing Director

Hugh H. Mullin           1998     1986-Present             Putnam Management
Senior Vice President

Sheldon N. Simon         1997     1984-Present             Putnam Management
Senior Vice President

Christopher G. Miller    2000     1998-Present             Putnam Management
Senior Vice President             Prior to Jan. 1988       Analytic TSA Global
                                                           Asset Management

Putnam VT International Growth and Income Fund
Deborah F. Kuenstner     1999     1997-Present             Putnam Management
Managing Director                 Prior to May 1997        DuPont Pension Fund
                                                           Investment

George Stairs            1999     1994-Present             Putnam Management
Senior Vice President             Prior to July 1994       Value Quest Ltd.

Colin Moore              2000     2000-Present             Putnam Management
Managing Director                 Prior to May 2000        Rockefeller & Co., Inc.

Putnam VT Voyager Fund
Robert R. Beck           1995     1989-Present             Putnam Management
Managing Director

Roland W. Gillis         1995     1995-Present             Putnam Management
Managing Director                 Prior to March 1995      Keystone Custodian
                                                           Funds, Inc.

Michael P. Stack         1997     1997-Present             Putnam Management
Senior Vice President             Prior to November 1997   Independence Investment
                                                           Associates, Inc.

Charles H. Swanberg      1994     1984-Present             Putnam Management
Senior Vice President

Paul Marrkand            2000     1987-Present             Putnam Management
Senior Vice President

Kevin M. Divney          2000     1997-Present             Putnam Management
Senior Vice President             Prior to June 1997       Franklin Portfolio

James C. Weiss           2000     2000-Present             Putnam Management
Senior Vice President             Prior to April 2000      JP Morgan





Prospectus Supplement
dated July 24, 2000 to:

PUTNAM VARIABLE TRUST                                       62550 7/2000
Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to each of Putnam VT Growth and Income Fund and Putnam VT Voyager Fund are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


Fund                     Year    Business experience (at least 5 years)
-------                  ------  -------------------------------------------------

Putnam VT Growth and Income Fund
David L. King            1993    1983-Present             Putnam Management
Managing Director

Hugh H. Mullin           1998    1986-Present             Putnam Management
Senior Vice President

Sheldon N. Simon         1997    1984-Present             Putnam Management
Senior Vice President

Christopher G. Miller    2000    1998-Present             Putnam Management
Senior Vice President            Prior to Jan. 1988       Analytic TSA Global
                                                          Asset Management

Putnam VT Voyager Fund
Robert R. Beck           1995    1989-Present             Putnam Management
Managing Director

Roland W. Gillis         1995    1995-Present             Putnam Management
Managing Director                Prior to March 1995      Keystone Custodian
                                                          Funds, Inc.

Michael P. Stack         1997    1997-Present             Putnam Management
Senior Vice President            Prior to November 1997   Independence Investment
                                                          Associates, Inc.

Charles H. Swanberg      1994    1984-Present             Putnam Management
Senior Vice President

Paul Marrkand            2000    1987-Present             Putnam Management
Senior Vice President

Kevin M. Divney          2000    1997-Present             Putnam Management
Senior Vice President            Prior to June 1997       Franklin Portfolio

James C. Weiss           2000    2000-Present             Putnam Management
Senior Vice President            Prior to April 2000      JP Morgan




Prospectus Supplement
dated July 24, 2000 to:

PUTNAM VARIABLE TRUST                                       63551 7/2000
Prospectus dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entry with respect to Putnam VT Growth and Income Fund is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Fund                     Year     Business experience (at least 5 years)
-------                  ------   ----------------------------------------

Putnam VT Growth and Income Fund
David L. King            1993     1983-Present         Putnam Management
Managing Director

Hugh H. Mullin           1998     1986-Present         Putnam Management
Senior Vice President

Sheldon N. Simon         1997     1984-Present         Putnam Management
Senior Vice President

Christopher G. Miller    2000     1998-Present         Putnam Management
Senior Vice President             Prior to Jan. 1988   Analytic TSA Global
                                                       Asset Management



Prospectus Supplement
dated July 24, 2000 to:

PUTNAM VARIABLE TRUST                                       63553 7/2000
Prospectus dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entry with respect to each of Putnam VT Growth and Income Fund and Putnam VT Voyager Fund are replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.


Fund                     Year      Business experience (at least 5 years)
-------                  ------    --------------------------------------------------

Putnam VT Growth and Income Fund
David L. King            1993      1983-Present               Putnam Management
Managing Director

Hugh H. Mullin           1998      1986-Present               Putnam Management
Senior Vice President

Sheldon N. Simon         1997      1984-Present               Putnam Management
Senior Vice President

Christopher G. Miller    2000      1998-Present               Putnam Management
Senior Vice President              Prior to Jan. 1988         Analytic TSA Global
                                                              Asset Management

Putnam VT Voyager Fund
Robert R. Beck           1995      1989-Present               Putnam Management
Managing Director

Roland W. Gillis         1995      1995-Present               Putnam Management
Managing Director                  Prior to March 1995        Keystone Custodian
                                                              Funds, Inc.

Michael P. Stack         1997      1997-Present               Putnam Management
Senior Vice President              Prior to November 1997     Independence Investment
                                                              Associates, Inc.

Charles H. Swanberg      1994      1984-Present               Putnam Management
Senior Vice President

Paul Marrkand            2000      1987-Present               Putnam Management
Senior Vice President

Kevin M. Divney          2000      1997-Present               Putnam Management
Senior Vice President              Prior to June 1997         Franklin Portfolio

James C. Weiss           2000      2000-Present               Putnam Management
Senior Vice President              Prior to April 2000        JP Morgan





Prospectus Supplement
dated July 24, 2000 to:

PUTNAM VARIABLE TRUST                                       63552 7/2000
Prospectus dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolio of the fund and the chart entry with respect to Putnam VT Growth and Income Fund is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Fund                     Year    Business experience (at least 5 years)
-------                  ------  -----------------------------------------
Putnam VT Growth and Income Fund
David L. King            1993    1983-Present          Putnam Management
Managing Director

Hugh H. Mullin           1998    1986-Present          Putnam Management
Senior Vice President

Sheldon N. Simon         1997    1984-Present          Putnam Management
Senior Vice President

Christopher G. Miller    2000    1998-Present          Putnam Management
Senior Vice President            Prior to Jan. 1988    Analytic TSA Global
                                                       Asset Management